As filed with the Securities and Exchange Commission on October 9, 2026

1933 Act Registration No. 333-207937

1940 Act Registration No. 811-23108

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 447	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 452	☒

Amplify ETF Trust

(Exact name of registrant as specified in charter)

3333 Warrenville Rd, Suite 350

Lisle, Illinois 60532

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 267-3837

Christian Magoon

Amplify ETF Trust

3333 Warrenville Rd

Lisle, Illinois 60532

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 27, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 447

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 421, as it relates to the Amplify S&P 500 Buffered Autocallable Yield Opportunity ETF (the “Fund”), a series of the Registrant, until October 27, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 421 under the Securities Act of 1933 as it relates to the Fund, filed on July 30, 2026, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Lisle, and State of Illinois, on October 9, 2026.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon
Chairman of the Board of Trustees
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Christian Magoon	President and Chief Executive Officer		October 9, 2026
Christian Magoon

/s/ Bradley H. Bailey	Chief Financial Officer		October 9, 2026
Bradley H. Bailey

)
Michael DiSanto*	Trustee	)	By:	/s/ Christian Magoon
		)		Christian Magoon
Rick Powers*	Trustee	)		Attorney-In-Fact
		)		October 9, 2026
)
Mark Tucker*	Trustee	)

*	Original powers of attorney authorizing Christian Magoon to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit and are incorporated by reference herein.